Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 4
Due from 1 to 5 years, amortized cost	0
Total, amortized cost, before allowance for credit losses	4	SFr 952
Due within 1 year, fair value	4
Due from 1 to 5 years, fair value	0
Total, fair value	SFr 4	796
Due within 1 year, average yield (as a percent)	33.55%
Due from 1 to 5 years, average yield (as a percent)	0.00%
Total, average yield (as a percent)	33.55%
Debt Securities Available-for-Sale Financing Receivable, Accrued Interest, Before Allowance for Credit Loss	SFr 0	SFr 1